Total Invested Assets and Related Net Investment Income - Reconciliation of Assets Categorized in Level 3 (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value measurement, assets [abstract]
Beginning balance	CAD 134,491
Ending balance	269,112	CAD 258,238
Fair value and foreign currency changes on assets and liabilities	2,603	2,233
Fair value changes on investment properties	211	126
Revaluation surplus	172
Increase to accumulated other comprehensive income, net of tax	139	0
Income tax relating to changes in revaluation surplus of other comprehensive income	33	0
Recurring fair value measurement
Changes in fair value measurement, assets [abstract]
Ending balance	205,239	194,334
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	9,785	9,213
Included in net income	162	84
Included in OCI	18	(11)
Purchases	1,716	1,761
Sales	(722)	(621)
Settlements	(79)	(161)
Transfers into Level 3	512	88
Transfers (out) of Level 3	(546)	(385)
Foreign currency translation	(146)	(183)
Ending balance	10,700	9,785
Fair value and foreign currency changes on assets and liabilities	123	97
Recurring fair value measurement | Other invested assets
Changes in fair value measurement, assets [abstract]
Ending balance	2,773	2,664
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	1,544	1,106
Included in net income	(59)	7
Included in OCI	18	(11)
Purchases	505	615
Sales	(318)	(175)
Settlements	0	0
Transfers into Level 3	49	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(18)	2
Ending balance	1,721	1,544
Fair value and foreign currency changes on assets and liabilities	(59)	7
Recurring fair value measurement | Investment properties
Changes in fair value measurement, assets [abstract]
Ending balance	7,067	6,592
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	6,592	6,540
Included in net income	158	70
Included in OCI	0	0
Purchases	448	404
Sales	(277)	(346)
Settlements	0	0
Transfers into Level 3	259	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(113)	(76)
Ending balance	7,067	6,592
Fair value and foreign currency changes on assets and liabilities	147	90
Recurring fair value measurement | Total invested assets measured at fair value
Changes in fair value measurement, assets [abstract]
Ending balance	98,847	97,167
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	8,920	8,448
Included in net income	102	60
Included in OCI	18	(11)
Purchases	1,414	1,514
Sales	(645)	(555)
Settlements	(78)	(160)
Transfers into Level 3	512	88
Transfers (out) of Level 3	(546)	(375)
Foreign currency translation	(151)	(89)
Ending balance	9,546	8,920
Fair value and foreign currency changes on assets and liabilities	96	77
Recurring fair value measurement | Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Ending balance	106,392	97,167
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	865	765
Included in net income	60	24
Included in OCI	0	0
Purchases	302	247
Sales	(77)	(66)
Settlements	(1)	(1)
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	(10)
Foreign currency translation	5	(94)
Ending balance	1,154	865
Fair value and foreign currency changes on assets and liabilities	27	20
Fair value through profit or loss | Recurring fair value measurement | Debt securities
Changes in fair value measurement, assets [abstract]
Ending balance	59,967	59,466
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	442	527
Included in net income	(3)	(3)
Included in OCI	0	0
Purchases	180	239
Sales	(41)	(30)
Settlements	(66)	(64)
Transfers into Level 3	204	82
Transfers (out) of Level 3	(284)	(298)
Foreign currency translation	(15)	(11)
Ending balance	417	442
Fair value and foreign currency changes on assets and liabilities	0	(5)
Fair value through profit or loss | Recurring fair value measurement | Equity securities
Changes in fair value measurement, assets [abstract]
Ending balance	5,078	5,016
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	144	170
Included in net income	7	(15)
Included in OCI	0	0
Purchases	34	74
Sales	(7)	(1)
Settlements	(7)	(46)
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	(37)
Foreign currency translation	(4)	(1)
Ending balance	167	144
Fair value and foreign currency changes on assets and liabilities	8	(15)
Available-for-sale | Recurring fair value measurement | Debt securities
Changes in fair value measurement, assets [abstract]
Ending balance	12,652	12,421
Available-for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	191	105
Included in net income	(1)	1
Included in OCI	0	0
Purchases	215	175
Sales	(2)	(3)
Settlements	(5)	(50)
Transfers into Level 3	0	6
Transfers (out) of Level 3	(262)	(40)
Foreign currency translation	0	(3)
Ending balance	136	191
Fair value and foreign currency changes on assets and liabilities	0	0
Available-for-sale | Recurring fair value measurement | Equity securities
Changes in fair value measurement, assets [abstract]
Ending balance	942	758
Available-for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	7	0
Included in net income	0	0
Included in OCI	0	0
Purchases	32	7
Sales	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(1)	0
Ending balance	38	7
Fair value and foreign currency changes on assets and liabilities	0	0
Leasing commissions and tenant inducements
Changes in fair value measurement, assets [abstract]
Fair value changes on investment properties	CAD 53	CAD 56